CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS&#8217 - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance as of December 31, 2023	$ (24,682)	$ 6,079	$ 13,448	$ (21,295)	$ 13,448	$ 13,448
Issuance of common stock (Unaudited)		156			282	291	$ 10,000
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)	157	2,109		550	4,042	3,783	9,881
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)	(3,797)	(11,273)		(7,071)	(20,629)	(40,994)	(71,397)
Other comprehensive loss (Unaudited)	(1,100)	50		(1,606)	(22)	575	270
Balance as of June 30, 2024 (Unaudited)	(29,422)	(2,879)	6,079	(29,422)	(2,879)	(21,295)	$ 13,448
Preferred Stock Series A [Member]
Balance as of December 31, 2023
Beginning balance, shares
Issuance of common stock (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)
Other comprehensive loss (Unaudited)
Balance as of June 30, 2024 (Unaudited)
Ending balance, shares
Preferred Stock Series Seed [Member]
Balance as of December 31, 2023
Beginning balance, shares
Issuance of common stock (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)
Other comprehensive loss (Unaudited)
Balance as of June 30, 2024 (Unaudited)
Ending balance, shares
Common Stock [Member]
Balance as of December 31, 2023
Beginning balance, shares	2,636,508	2,605,135	2,580,159	2,636,508	2,580,159	2,580,159	1,723,924
Issuance of common stock (Unaudited)							$ 2
Issuance of common stock for cash, shares		31,373			56,349
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan, shares	33,778			33,778
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)
Other comprehensive loss (Unaudited)
Balance as of June 30, 2024 (Unaudited)
Ending balance, shares	2,670,286	2,636,508	2,605,135	2,670,286	2,636,508	2,636,508	2,580,159
Additional Paid-in Capital [Member]
Balance as of December 31, 2023	$ 199,408	$ 197,000	$ 194,941	$ 199,015	$ 194,941	$ 194,941
Issuance of common stock (Unaudited)		156			282	291	$ 9,998
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)	157	2,109		550	4,042	3,783	9,881
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)
Other comprehensive loss (Unaudited)
Balance as of June 30, 2024 (Unaudited)	199,565	199,265	197,000	199,565	199,265	199,015	194,941
Retained Earnings [Member]
Balance as of December 31, 2023	(223,427)	(188,515)	(179,159)	(220,153)	(179,159)	(179,159)
Issuance of common stock (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)	(3,797)	(11,273)		(7,071)	(20,629)	(40,994)	(71,397)
Other comprehensive loss (Unaudited)
Balance as of June 30, 2024 (Unaudited)	(227,224)	(199,788)	(188,515)	(227,224)	(199,788)	(220,153)	(179,159)
AOCI Attributable to Parent [Member]
Balance as of December 31, 2023	(663)	(2,406)	(2,334)	(157)	(2,334)	(2,334)	(2,604)
Issuance of common stock (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock issued under stock compensation plan (Unaudited)
Stock based compensation expense (Unaudited)
Reclassification of private warrants (Unaudited)
Net loss (Unaudited)
Other comprehensive loss (Unaudited)	(1,100)	50		(1,606)	(22)	575	270
Balance as of June 30, 2024 (Unaudited)	$ (1,763)	$ (2,356)	$ (2,406)	$ (1,763)	$ (2,356)	$ (157)	$ (2,334)